UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
						[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President and CCO
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	 August 2, 2007

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:0



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	84

Form 13F Information Table Value Total:	$321,607,000
List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 com              88579Y101     6448    74297 SH       SOLE                    74297
AFLAC Inc.                     com              001055102      216     4200 SH       SOLE                     4200
AMBAC Financial                com              023139108     5948    68219 SH       SOLE                    68219
Abbott Laboratories            com              002824100      399     7450 SH       SOLE                     7450
Accenture Ltd Cl A             com              G1150G111     6158   143582 SH       SOLE                   143582
Adobe Systems Inc              com              00724F101     5457   135905 SH       SOLE                   135905
Allergan Inc.                  com              018490102     5683    98598 SH       SOLE                    98598
Altria Group Inc               com              02209S103      596     8500 SH       SOLE                     8500
Amer Intl Group                com              026874107     6785    96888 SH       SOLE                    96888
American Capital Strategies Lt com              024937104      332     7813 SH       SOLE                     7813
American Express               com              025816109     6506   106334 SH       SOLE                   106334
Amgen Inc.                     com              031162100     5482    99158 SH       SOLE                    99158
Anheuser-Busch                 com              035229103      522    10000 SH       SOLE                    10000
Archer Daniels-Midland Co.     com              039483102     5581   168676 SH       SOLE                   168676
Autodesk Inc                   com              052769106     5728   121667 SH       SOLE                   121667
Bank of America Corp           com              060505104     6415   131211 SH       SOLE                   131211
Bank of New York Mellon Corp   com              064058100      812    19590 SH       SOLE                    19590
Berkshire Hathaway Class B     com              084670207     3050      846 SH       SOLE                      846
Boeing                         com              097023105     1082    11250 SH       SOLE                    11250
Caterpillar                    com              149123101     3219    41107 SH       SOLE                    41107
Cerner Corp                    com              156782104     6364   114727 SH       SOLE                   114727
ChevronTexaco Corp             com              166764100     7262    86212 SH       SOLE                    86212
Chubb Corp                     com              171232101      271     5000 SH       SOLE                     5000
Cisco Systems Inc              com              17275R102     5919   212521 SH       SOLE                   212521
Citigroup Inc                  com              172967101      321     6261 SH       SOLE                     6261
Coca Cola Co.                  com              191216100      612    11700 SH       SOLE                    11700
Comcast Corp Class A           com              20030N101     6568   233569 SH       SOLE                   233569
Comcast Corp Special Class A   com              20030N200      300    10725 SH       SOLE                    10725
ConocoPhillips                 com              20825C104     5185    66051 SH       SOLE                    66051
Cooper Industries Ltd          com              G24182100     6751   118248 SH       SOLE                   118248
Emerson Electric               com              291011104      393     8400 SH       SOLE                     8400
Equitable Resources            com              294549100     6707   135337 SH       SOLE                   135337
Exxon Mobil Corp               com              30231G102      686     8180 SH       SOLE                     8180
General Electric               com              369604103     9931   259422 SH       SOLE                   259422
Gentex Corp                    com              371901109      229    11650 SH       SOLE                    11650
Goldman Sachs                  com              38141G104     6161    28424 SH       SOLE                    28424
Google Inc                     com              38259P508     3733     7141 SH       SOLE                     7141
Gorman-Rupp                    com              383082104      252     7908 SH       SOLE                     7908
ITT Industries Inc             com              450911102     6632    97125 SH       SOLE                    97125
Intel Corp                     com              458140100     6893   290366 SH       SOLE                   290366
International Game Technology  com              459902102     5277   132923 SH       SOLE                   132923
Kimberly Clark Corp.           com              494368103      397     5936 SH       SOLE                     5936
Kraft Foods Inc                com              50075n104      207     5880 SH       SOLE                     5880
Las Vegas Sands Corp           com              517834107     2756    36083 SH       SOLE                    36083
Loews Corp.                    com              540424108      459     9000 SH       SOLE                     9000
Merck & Co.                    com              589331107      563    11300 SH       SOLE                    11300
Microsoft                      com              594918104     7071   239940 SH       SOLE                   239940
Moodys Corp                    com              615369105     2847    45769 SH       SOLE                    45769
Morgan Stanley                 com              617446448     6903    82302 SH       SOLE                    82302
NAVTEQ Corp                    com              63936l100     5985   141360 SH       SOLE                   141360
National Oilwell Varco Inc     com              637071101     6551    62849 SH       SOLE                    62849
Newfield Exploration Company   com              651290108     5397   118489 SH       SOLE                   118489
Nike Inc Class B               com              654106103     5410    92818 SH       SOLE                    92818
Paccar Inc                     com              693718108     1216    13975 SH       SOLE                    13975
Peabody Energy                 com              704549104     6191   127971 SH       SOLE                   127971
PepsiCo Inc.                   com              713448108     6057    93405 SH       SOLE                    93405
Pfizer Inc.                    com              717081103      307    12000 SH       SOLE                    12000
Powershares Wilderhill Clean E com              73935X500      215    10345 SH       SOLE                    10345
Procter & Gamble               com              742718109     6191   101170 SH       SOLE                   101170
Qualcomm Inc                   com              747525103     5326   122742 SH       SOLE                   122742
Rockwell Automation            com              773903109     6172    88883 SH       SOLE                    88883
S&P 500 Depository Receipt     com              78462F103     1098     7298 SH       SOLE                     7298
S&P Small-Cap 600 iShares Trus com              464287804      208     2925 SH       SOLE                     2925
Safeco Corp.                   com              786429100      623    10000 SH       SOLE                    10000
Schlumberger Ltd.              com              806857108      399     4700 SH       SOLE                     4700
Starbucks Corporation          com              855244109     5703   217338 SH       SOLE                   217338
Texas Instruments              com              882508104     5508   146385 SH       SOLE                   146385
United Parcel Service  Cl B    com              911312106      201     2758 SH       SOLE                     2758
United Technologies            com              913017109     6421    90519 SH       SOLE                    90519
Varian Medical Sys             com              92220P105     6028   141800 SH       SOLE                   141800
Vodafone Group PLC             com              3742325         80    23887 SH       SOLE                    23887
Walgreen Co.                   com              931422109     5889   135264 SH       SOLE                   135264
Washington Mutual Inc          com              939322103      224     5250 SH       SOLE                     5250
America Movil - ADR Series L   ADR              02364w105     7343   118573 SH       SOLE                   118573
Glaxosmithkline PLC - ADR      ADR              37733W105      238     4552 SH       SOLE                     4552
Luxottica Group SPA - ADR      ADR              55068r202     6615   171206 SH       SOLE                   171206
Nestle SA ADR                  ADR              641069406     5763    60632 SH       SOLE                    60632
Novartis AG - ADR              ADR              66987V109     5521    98464 SH       SOLE                    98464
Roche Holdings AG Ltd - Spons  ADR              771195104     4847    54651 SH       SOLE                    54651
Telefonica SA - Spons ADR      ADR              879382208      507     7600 SH       SOLE                     7600
Teva Pharmaceutical            ADR              881624209     6268   151959 SH       SOLE                   151959
UBS AG                         ADR              H89231338     5311    88495 SH       SOLE                    88495
iShares MSCI Japan Index Fund  ADR              464286848     6281   432889 SH       SOLE                   432889
iShares TR MSCI EAFE Index Fun ADR              464287465     1440    17824 SH       SOLE                    17824